OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated June 11, 2007

to Class A Shares and Class C Shares Prospectus, dated June 4, 2007

This Supplement updates certain information contained in the currently effective Class A Shares and Class C Shares Prospectus of the above named funds (each, a “Fund”), series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

THE PORTFOLIO MANAGERS

The section of the Prospectus entitled “More About the Funds – The Portfolio Managers – Clay Finlay Inc.” is amended by replacing the section in its entirety with the following:

Clay Finlay Inc.	Carol Franklin, CFA * (Co-Manager, Europe Specialty)	Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset Management, from 2001 to 2002.

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Lauren C. Lambert, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, from 1994 to 2002.
Steven Miller (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Miwa Seki (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Jonathan D. Allen, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Miho Saito (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Senior Investment Manager, Government of Singapore Investment Corporation, 1997 to 2005.
Gregory Stanek, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Francoise Vappereau (Co-Manager)

Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Investment Consultant, Research Works, 2003 to 2004; Senior Manager/Strategy Coordinator and Senior Equity Fund Manager, Lombard Odier & Cie, 1984 to 2002.

Henrik Strabo (Co-Manager)	Chief Investment Officer and Director, Clay Finlay, since September 2006; Chief Investment Officer, International Equities, American Century, 1993 to August 2006.
Christopher Lively, CFA (Co-Manager, Emerging Markets and Asia Pacific ex Japan Specialty)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since November 2006; Senior Portfolio Manager, Legg Mason, 2000 to October 2006.

* Effective June 30, 2007, Ms. Franklin will no longer be a portfolio manager of the Funds.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-07-088	06/2007

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OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated June 11, 2007

to Class Z Shares and Institutional Class Shares Prospectus, dated June 4, 2007

This Supplement updates certain information contained in the currently effective Class Z Shares and Institutional Class Shares Prospectus of the above named funds (each, a “Fund”), series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

THE PORTFOLIO MANAGERS

The section of the Prospectus entitled “More About the Funds – The Portfolio Managers – Clay Finlay Inc.” is amended by replacing the section in its entirety with the following:

Clay Finlay Inc.	Carol Franklin, CFA * (Co-Manager, Europe Specialty)	Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset Management, from 2001 to 2002.
	Lauren C. Lambert, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, from 1994 to 2002.

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Steven Miller (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Miwa Seki (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Jonathan D. Allen, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Miho Saito (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Senior Investment Manager, Government of Singapore Investment Corporation, 1997 to 2005.
Gregory Stanek, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Francoise Vappereau (Co-Manager)

Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Investment Consultant, Research Works, 2003 to 2004; Senior Manager/Strategy Coordinator and Senior Equity Fund Manager, Lombard Odier & Cie, 1984 to 2002.

Henrik Strabo (Co-Manager)	Chief Investment Officer and Director, Clay Finlay, since September 2006; Chief Investment Officer, International Equities, American Century, 1993 to August 2006.
Christopher Lively, CFA (Co-Manager, Emerging Markets and Asia Pacific ex Japan Specialty)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since November 2006; Senior Portfolio Manager, Legg Mason, 2000 to October 2006.

* Effective June 30, 2007, Ms. Franklin will no longer be a portfolio manager of the Funds.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-07-089	06/2007

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